Quarterly Holdings Report
for

Fidelity Freedom® 2060 Fund

June 30, 2021

F60-QTLY-0821
1.9858340.106

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 7/15/21 to 9/23/21
(Cost $1,519,952)	1,520,000	1,519,889
	Shares	Value

Domestic Equity Funds - 52.0%
Fidelity Series All-Sector Equity Fund (a)	5,143,164	$65,472,476
Fidelity Series Blue Chip Growth Fund (a)	5,325,841	102,575,698
Fidelity Series Commodity Strategy Fund (a)	16,603,438	92,481,148
Fidelity Series Growth Company Fund (a)	9,879,308	261,307,685
Fidelity Series Intrinsic Opportunities Fund (a)	11,859,107	269,913,265
Fidelity Series Large Cap Stock Fund (a)	11,876,563	235,155,949
Fidelity Series Large Cap Value Index Fund (a)	5,600,671	86,530,368
Fidelity Series Opportunistic Insights Fund (a)	5,952,898	134,892,665
Fidelity Series Small Cap Discovery Fund (a)	2,099,249	29,221,549
Fidelity Series Small Cap Opportunities Fund (a)	5,326,820	97,054,662
Fidelity Series Stock Selector Large Cap Value Fund (a)	13,188,727	199,413,558
Fidelity Series Value Discovery Fund (a)	9,092,230	152,931,316
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,290,819,818)		1,726,950,339

International Equity Funds - 40.5%
Fidelity Series Canada Fund (a)	6,197,655	86,891,118
Fidelity Series Emerging Markets Fund (a)	4,077,740	49,748,424
Fidelity Series Emerging Markets Opportunities Fund (a)	16,642,354	447,013,638
Fidelity Series International Growth Fund (a)	11,822,192	231,242,084
Fidelity Series International Small Cap Fund (a)	3,211,793	71,526,626
Fidelity Series International Value Fund (a)	20,621,642	230,343,741
Fidelity Series Overseas Fund (a)	16,933,994	230,810,345
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,030,557,817)		1,347,575,976

Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund (a)	1,950,230	18,176,146
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	570,799	5,919,182
Fidelity Series Floating Rate High Income Fund (a)	369,919	3,421,746
Fidelity Series High Income Fund (a)	2,174,047	20,849,106
Fidelity Series Inflation-Protected Bond Index Fund (a)	6,050,375	66,433,123
Fidelity Series International Credit Fund (a)	28,987	293,055
Fidelity Series Investment Grade Bond Fund (a)	120,964	1,417,699
Fidelity Series Long-Term Treasury Bond Index Fund (a)	12,012,457	100,544,265
Fidelity Series Real Estate Income Fund (a)	1,072,527	12,462,764
TOTAL BOND FUNDS
(Cost $227,404,773)		229,517,086

Short-Term Funds - 0.6%
Fidelity Cash Central Fund 0.06% (b)	395,008	395,087
Fidelity Series Government Money Market Fund 0.08% (a)(c)	14,854,979	14,854,979
Fidelity Series Short-Term Credit Fund (a)	316,269	3,213,295
TOTAL SHORT-TERM FUNDS
(Cost $18,378,787)		18,463,361
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,568,681,147)		3,324,026,651
NET OTHER ASSETS (LIABILITIES) - 0.0%		47,211
NET ASSETS - 100%		$3,324,073,862

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$112
Total	$112

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$1,156,736	$2,843,839	$3,605,488	$--	$--	$395,087	0.0%
Total	$1,156,736	$2,843,839	$3,605,488	$--	$--	$395,087

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$61,974,277	$4,327,847	$6,097,893	$--	$227,157	$5,041,088	$65,472,476
Fidelity Series Blue Chip Growth Fund	98,319,479	9,356,889	15,754,744	--	749,789	9,904,285	102,575,698
Fidelity Series Canada Fund	76,101,144	8,501,446	5,062,756	--	142,162	7,209,122	86,891,118
Fidelity Series Commodity Strategy Fund	87,009,427	4,521,406	10,612,576	--	382,496	11,180,395	92,481,148
Fidelity Series Emerging Markets Debt Fund	17,020,992	1,836,776	1,137,692	194,241	(49,266)	505,336	18,176,146
Fidelity Series Emerging Markets Debt Local Currency Fund	5,578,196	483,632	337,480	--	(9,734)	204,568	5,919,182
Fidelity Series Emerging Markets Fund	49,863,873	4,199,667	6,533,100	--	72,531	2,145,453	49,748,424
Fidelity Series Emerging Markets Opportunities Fund	449,650,916	35,822,439	59,555,300	--	636,335	20,459,248	447,013,638
Fidelity Series Floating Rate High Income Fund	3,270,149	313,897	183,604	33,244	(4,551)	25,855	3,421,746
Fidelity Series Government Money Market Fund 0.08%	20,754,237	1,854,623	7,753,881	2,943	--	--	14,854,979
Fidelity Series Growth Company Fund	250,917,244	22,594,400	44,945,786	--	2,467,893	30,273,934	261,307,685
Fidelity Series High Income Fund	19,601,276	2,146,958	1,352,160	244,134	6,297	446,735	20,849,106
Fidelity Series Inflation-Protected Bond Index Fund	62,660,351	6,166,264	3,792,156	--	7,602	1,391,062	66,433,123
Fidelity Series International Credit Fund	287,610	3,243	--	1,672	--	2,202	293,055
Fidelity Series International Growth Fund	213,242,533	13,352,711	14,448,341	--	192,523	18,902,658	231,242,084
Fidelity Series International Small Cap Fund	67,009,481	4,723,366	5,236,462	--	159,124	4,871,117	71,526,626
Fidelity Series International Value Fund	213,237,689	25,517,361	14,524,213	--	433,370	5,679,534	230,343,741
Fidelity Series Intrinsic Opportunities Fund	251,897,810	21,959,837	17,648,139	--	1,915,664	11,788,093	269,913,265
Fidelity Series Investment Grade Bond Fund	1,342,213	931,212	872,873	5,706	(16,624)	33,771	1,417,699
Fidelity Series Large Cap Stock Fund	220,205,711	13,392,206	14,344,720	--	1,465,756	14,436,996	235,155,949
Fidelity Series Large Cap Value Index Fund	81,175,981	6,448,279	5,269,625	--	452,243	3,723,490	86,530,368
Fidelity Series Long-Term Treasury Bond Index Fund	85,714,612	17,191,227	7,993,053	552,583	(1,621,515)	7,252,994	100,544,265
Fidelity Series Opportunistic Insights Fund	128,538,017	9,010,215	17,210,596	--	560,848	13,994,181	134,892,665
Fidelity Series Overseas Fund	213,593,299	15,480,849	15,371,026	--	547,711	16,559,512	230,810,345
Fidelity Series Real Estate Income Fund	11,962,599	685,856	798,109	17,096	8,675	603,743	12,462,764
Fidelity Series Short-Term Credit Fund	4,369,718	215,651	1,370,015	14,318	6,936	(8,995)	3,213,295
Fidelity Series Small Cap Discovery Fund	27,556,071	4,503,655	1,858,718	2,862,894	257,875	(1,237,334)	29,221,549
Fidelity Series Small Cap Opportunities Fund	92,151,690	8,230,101	5,999,044	--	686,492	1,985,423	97,054,662
Fidelity Series Stock Selector Large Cap Value Fund	186,148,436	14,715,364	12,405,550	--	988,964	9,966,344	199,413,558
Fidelity Series Value Discovery Fund	143,152,658	11,505,964	9,741,725	--	994,893	7,019,526	152,931,316
	$3,144,307,689	$269,993,341	$308,211,337	$3,928,831	$11,661,646	$204,360,336	$3,322,111,675

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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